UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE

	Repurchase Agreements (56.2%)
$ 300,000	ABN Amro Securities LLC, (dated 05/31/12; proceeds $300,001,500; fully collateralized by U.S. Government Obligations; U.S. Treasury Bills Zero Coupon due 10/18/12 - 05/02/13; U.S. Treasury Bonds 2.13% - 8.88% due 02/15/19 - 02/15/41; U.S. Treasury Notes 0.13% - 4.63% due 06/30/12 - 08/15/21; valued at $305,996,667)	0.18%			06/01/12	$300,000,000
250,000	ABN Amro Securities LLC, (dated 05/31/12; proceeds $250,001,389; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 1.75% - 4.50% due 01/15/28 - 11/15/40; U.S. Treasury Notes 0.13% - 4.75% due 06/15/14 - 01/15/22; valued at $255,023,039)	0.20			06/01/12	250,000,000
100,000	Bank of Nova Scotia, (dated 05/31/12; proceeds $100,000,500; fully collateralized by U.S. Government Obligation; U.S. Treasury Note 1.88% due 02/28/14 valued at $102,463,075)	0.18			06/01/12	100,000,000
105,000	Bank of Nova Scotia, (dated 03/21/12; proceeds $105,230,358; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 4.50% due 12/01/40 - 02/01/42 valued at $108,945,614) (Demand 06/07/12)	0.22	(a	)	03/15/13	105,000,000
200,000	Barclays Capital Inc., (dated 05/30/12; proceeds $200,006,611; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.53% - 6.50% due 06/01/13 - 06/01/42; Federal National Mortgage Association 2.28% - 6.00% due 01/01/19 - 06/01/42 valued at $205,953,239)	0.17			06/06/12	200,000,000
235,000	BNP Paribas Securities Corp., (dated 05/31/12; proceeds $235,001,240; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill Zero Coupon due 05/02/13; U.S. Treasury Note 0.25% due 03/31/14; valued at $240,177,330)	0.19			06/01/12	235,000,000
254,420	BNP Paribas Securities Corp., (dated 05/31/12; proceeds $254,421,484; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.52% - 5.63% due 04/01/35 - 02/01/42; Federal National Mortgage Association 2.04% - 5.88% due 11/01/34 - 04/01/42; Government National Mortgage Association 1.13% - 4.00% due 11/20/33 - 05/20/42; valued at $262,041,036)	0.21			06/01/12	254,420,000
150,000	Credit Agricole CIB, (dated 05/31/12; proceeds $150,000,750; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 3.13% - 4.63% due 11/15/13 - 05/15/21 valued at $152,941,518)	0.18			06/01/12	150,000,000
1,310,000	Deutsche Bank Securities Inc., (dated 05/31/12; proceeds $1,310,007,278; fully collateralized by U.S. Government Obligations; U.S. Treasury Bonds 2.13% - 3.63% due 04/15/28 - 02/15/41; U.S. Treasury Note 1.63% due 01/15/15; valued at $1,336,150,750)	0.20			06/01/12	1,310,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

$ 125,000	Goldman Sachs & Co., (dated 05/30/12; proceeds $125,004,375; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.44% due 04/01/42; Federal National Mortgage Association 2.56% - 3.50% due 04/01/42 - 05/01/42 valued at $128,780,082)	0.18	%	06/06/12	$125,000,000
255,000	Goldman Sachs & Co., (dated 05/25/12; proceeds $255,009,421; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 4.99% due 01/01/35 - 03/01/42; Federal National Mortgage Association 2.58% - 5.00% due 05/01/27 - 04/01/42 valued at $262,625,701)	0.19		06/01/12	255,000,000
150,000	Goldman Sachs & Co., (dated 05/29/12; proceeds $150,005,542; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 05/01/27; Federal National Mortgage Association 2.34% - 5.00% due 07/01/31 - 05/01/42 valued at $154,660,091)	0.19		06/05/12	150,000,000
200,000	Goldman Sachs & Co., (dated 05/31/12; proceeds $200,007,778; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 06/01/25 - 10/01/41; Federal National Mortgage Association 4.50% - 5.00% due 05/01/38 - 07/01/41 valued at $206,027,020)	0.20		06/07/12	200,000,000
350,000	ING Financial Markets LLC, (dated 05/31/12; proceeds $350,001,847; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 2.00% - 4.40% due 06/05/12 - 03/19/27; Federal Home Loan Mortgage Corporation 0.38% - 6.75% due 06/15/12 - 03/15/31; valued at $358,866,999)	0.19		06/01/12	350,000,000
175,000	ING Financial Markets LLC, (dated 05/31/12; proceeds $175,001,021; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.39% - 4.33% due 05/01/36 - 04/01/40 valued at $180,741,509)	0.21		06/01/12	175,000,000
100,000	TD Securities USA, (dated 05/31/12; proceeds $100,003,111; fully collateralized by U.S. Government Obligation; U.S. Treasury Note 0.63% due 07/15/14 valued at $102,237,762)	0.16		06/07/12	100,000,000
485,000	Wells Fargo Securities LLC, (dated 05/31/12; proceeds $485,002,829; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 4.50% due 03/01/27 - 09/01/41; Government National Mortgage Association 3.50% due 05/15/42 valued at $499,168,424)	0.21		06/01/12	485,000,000

	Total Repurchase Agreements (Cost $4,744,420,000)				4,744,420,000

	Certificates of Deposit (15.6%)
	International Banks
300,000	Bank of Montreal	0.15		06/06/12	300,000,000
64,000	Deutsche Bank AG	0.52		10/18/12	64,000,000
250,000	Mizuho Corporate Bank Ltd.	0.14		06/06/12	250,000,000
105,000	National Bank of Canada	0.18		06/04/12	105,000,000
310,000	Skandin Ens Banken	0.44- 0.49		08/15/12- 09/07/12	309,998,641
180,000	Sumitomo Mitsui Banking Corp.	0.36- 0.38		07/06/12- 08/01/12	180,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

$ 110,000	Svenska Handelsbanken AB	0.60	%		08/02/12	$110,000,000

	Total Certificates of Deposit (Cost $1,318,998,641)					1,318,998,641

	Commercial Paper (13.6%)
	International Banks
67,000	ASB Finance Ltd.	0.50			07/26/12	66,998,977
90,000	BNZ International Funding Ltd. (b)	0.53 - 0.54			08/14/12 - 08/17/12	89,898,633
180,000	Deutsche Bank Securities, Inc.	0.17			06/05/12	179,996,600
211,000	ING US Funding LLC	0.42 - 0.49			06/04/12 - 07/06/12	210,969,326
40,000	Nordea North America, Inc.	0.62			08/01/12	39,958,995
16,000	Oversea Chinese Banking	0.52			09/13/12	15,976,427
50,000	PNC Bank NA	0.15			06/07/12	49,998,750
266,000	Rabobank USA Financial Corp.	0.54 - 0.67			07/30/12 - 10/02/12	265,688,393
140,000	Sumitomo Mitsui Banking Corp. (b)	0.17 - 0.39			06/06/12 - 07/06/12	139,975,944
87,250	Westpac Banking Corp. (b)	0.46 - 0.49			09/06/12 - 09/17/12	87,131,212

	Total Commercial Paper (Cost $1,146,593,257)					1,146,593,257

		COUPON RATE (a)		DEMAND DATE (c)
	Floating Rate Notes (12.3%)
	International Banks
215,000	ANZ National International Ltd. (b)	0.52 - 0.56		06/07/12 - 08/03/12	06/07/12 - 08/03/12	215,000,000
25,000	Australia & New Zealand Bank (b)	0.57		07/24/12	10/24/12	25,005,486
125,000	Bank of Nova Scotia	0.47		07/26/12	04/26/13	124,988,733
210,000	Barclays Bank PLC	0.72		08/06/12	11/05/12	210,000,000
175,000	Deutsche Bank AG	0.47		06/15/12	03/15/13	175,000,000
100,000	Royal Bank of Canada	0.47		08/28/12	11/27/12	100,000,000
186,000	Westpac Banking Corp.	0.48 - 0.53		07/05/12 - 07/24/12	07/05/12 - 10/24/12	186,000,000

	Total Floating Rate Notes (Cost $1,035,994,219)					1,035,994,219

	Tax-Exempt Instruments (2.6%)
	Weekly Variable Rate Bonds
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.17		06/07/12	04/01/46	22,000,000
25,000	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.13		06/07/12	07/01/30	25,000,000
10,000	Fremont, CA, Ser 2008 COPs	0.15		06/07/12	08/01/38	10,000,000
10,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.15		06/07/12	11/01/39	10,000,000
15,000	Massachusetts Department of Transportation, Metropolitan Highway System 2010 Ser A5	0.13		06/07/12	01/01/39	15,000,000
18,700	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.18		06/07/12	10/01/48	18,700,000
11,700	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.17		06/07/12	11/15/25	11,700,000
19,210	New York City Cultural Resources Trust, NY, American Museum of Natural History Ser 2008 B1	0.13		06/07/12	04/01/44	19,210,000
15,000	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	0.15		06/07/12	11/15/37	15,000,000
20,000	New York State Housing Finance Agency, Gotham West Housing Ser 2011 B (Taxable)	0.19		06/07/12	05/01/45	20,000,000
10,925	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C ( AMT)	0.19		06/07/12	10/01/34	10,925,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2012 (unaudited) continued

$ 10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.12%	06/07/12		10/01/38	$10,000,000
20,000	Triborough Bridge & Tunnel Authority, NY, Ser 2002 F	0.19	06/07/12		11/01/32	20,000,000
17,500	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.17	06/07/12		04/01/39	17,500,000

	Total Weekly Variable Rate Bonds (Cost $225,035,000)					225,035,000

	Total Investments (Cost $8,471,041,117) (d)			100.3%		8,471,041,117
	Liabilities in Excess of Other Assets			(0.3)		(25,099,921)

	Net Assets			100.0%		$8,445,941,196

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Rate shown is the rate in effect at May 31, 2012.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Date of next interest rate reset.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments ¡ May 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	$ —	$ 4,744,420,000	$ —	$ 4,744,420,000
Certificates of Deposit	—	1,318,998,641	—	1,318,998,641
Commercial Paper	—	1,146,593,257	—	1,146,593,257
Floating Rate Notes	—	1,035,994,219	—	1,035,994,219
Tax-Exempt Instruments	—	225,035,000	—	225,035,000
Total Assets	$ —	$ 8,471,041,117	$ —	$ 8,471,041,117

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

July 24, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

July 24, 2012